Disposal group held for sale and disposal of subsidiaries - Additional Information (Detail) ₨ in Millions, $ in Millions					12 Months Ended
	Jan. 08, 2024 INR (₨) Mws	Jan. 08, 2024 USD ($)	Apr. 24, 2023 INR (₨) Mws	Mar. 29, 2022 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨) Project Mws	Mar. 31, 2024 USD ($)	Jan. 08, 2024 USD ($) Mws	Oct. 04, 2021
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Percentage of sale of shareholding interest in subsidiary										100.00%
Assets					₨ 873,935	₨ 746,494		$ 10,486
Renew Solar Urja Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws	300								300
Total consideration for sale of subsidiary	₨ 5,283	$ 5,283
Net assets	1,945								$ 1,945
Gain (loss) on disposal of assets	₨ 3,338	$ 3,338
Cash contributed from (used in) operating activities by disposed group					1,468	1,956
Cash contributed from (used in) investing activities by disposed group					491	1,695
Cash contributed from (used in) financing activities by disposed group					891	271
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Solar rooftop project capacity | Mws			20
Total consideration for sale of subsidiary			₨ 1,801
Net assets			1,480
Gain (loss) on disposal of assets			₨ 321
Cash contributed from (used in) operating activities by disposed group					564	720
Cash contributed from (used in) investing activities by disposed group					1,909	370
Cash contributed from (used in) financing activities by disposed group					1,281	537
Solar Energy and its Subsidiaries | Disposal Groups Classified as Held for Sale
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary							₨ 6,047
Net assets							₨ 5,820
Operating solar rooftop projects, capacity | Mws							117
Gain (loss) on assets of disposal held for sale							₨ 227
Solar Energy and its Subsidiaries | Disposal Groups Classified as Held for Sale | Two Solar Rooftop Projects
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Number of solar rooftop projects held for sale | Project							2
Solar Energy and its Subsidiaries | Disposal by Sale of Subsidiary | Two Solar Rooftop Projects
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Assets						₨ 64	₨ 93
Depreciation					₨ 18
Shekhawati Solar Park Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Percentage of sale of shareholding interest in subsidiary				100.00%
Total consideration for sale of subsidiary				₨ 3
Net assets				16
Gain (loss) on assets of disposal held for sale				₨ 13
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Cash contributed from (used in) operating activities by disposed group							564
Cash contributed from (used in) investing activities by disposed group							55
Cash contributed from (used in) financing activities by disposed group							₨ 33